Segment Reporting - Schedule of Reportable Segments (Details) - USD ($) $ in Thousands		3 Months Ended				5 Months Ended		7 Months Ended	12 Months Ended
		Mar. 31, 2025		Mar. 31, 2024		Dec. 31, 2024		Jul. 29, 2024	Dec. 31, 2023		Dec. 31, 2022
US Segment [Member] | Successor [Member]
Segment Reporting Information [Line Items]
Service revenue						$ 267,136
Cost of revenue		$ 119,596				208,574
Gross profit		28,094				58,562
Depreciation and amortization		17,877				28,979
Total assets		1,157,139				1,172,900
Long-lived assets		114,711	[1]			119,354	[2]
US Segment [Member] | Predecessor [Member]
Segment Reporting Information [Line Items]
Service revenue								$ 363,474	$ 643,847		$ 516,055
Cost of revenue				$ 106,308				255,335	498,964		403,463
Gross profit				36,996				108,139	144,883		112,592
Depreciation and amortization				11,941				28,402	60,997		53,236
Total assets				836,595					745,925		817,417
Long-lived assets				67,223	[1]				69,926	[2]	87,941	[2]
Canada Segment [Member] | Successor [Member]
Segment Reporting Information [Line Items]
Service revenue						197,541
Cost of revenue		71,397				152,424
Gross profit		15,575				45,117
Depreciation and amortization		10,722				18,334
Total assets		1,023,141				1,034,839
Long-lived assets		68,762	[1]			69,879	[2]
Canada Segment [Member] | Predecessor [Member]
Segment Reporting Information [Line Items]
Service revenue								271,859	409,150		416,042
Cost of revenue				61,303				218,013	314,510		325,683
Gross profit				18,852				53,846	94,640		90,359
Depreciation and amortization				7,152				17,375	33,821		33,201
Total assets				433,069					516,690		482,944
Long-lived assets				42,966	[1]				42,338	[2]	46,259	[2]
Corporate & Eliminations [Member] | Successor [Member]
Segment Reporting Information [Line Items]
Service revenue						(1,150)
Cost of revenue		(447)				(1,150)
Gross profit
Depreciation and amortization
Total assets
Long-lived assets			[1]				[2]
Corporate & Eliminations [Member] | Predecessor [Member]
Segment Reporting Information [Line Items]
Service revenue								(1,467)	(2,940)		(3,771)
Cost of revenue				(397)				(1,467)	(2,940)		(3,771)
Gross profit
Depreciation and amortization
Total assets
Long-lived assets					[1]					[2]		[2]
Other Operating Segment [Member] | Successor [Member]
Segment Reporting Information [Line Items]
Service revenue						463,527
Cost of revenue						359,848
Gross profit						103,679
Depreciation and amortization						47,313
Total assets						2,207,739
Long-lived assets	[2]					$ 189,233
Other Operating Segment [Member] | Predecessor [Member]
Segment Reporting Information [Line Items]
Service revenue								633,866	1,050,057		928,326
Cost of revenue								471,881	810,534		725,375
Gross profit								161,985	239,523		202,951
Depreciation and amortization								$ 45,777	94,818		86,437
Total assets									1,262,615		1,300,361
Long-lived assets	[2]								$ 112,264		$ 134,200

[1]	Long-lived assets consists of plant, property and equipment as identified in “Note 6. Plant, Property, and Equipment”
[2]	Long-lived assets consists of plant, property and equipment as identified in “Note 7. Plant, Property, and Equipment”